Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
44	Subsequent events

The following events have occurred in the period between the reporting date and the date of authorisation of these consolidated financial statements.

In January 2021, the Parent sold its 7% interest in Natuzzi Singapore PTE. LTD. (Natuzzi Singapore) to a related party. This transaction has been executed through a 1,300 capital injection by the related party into this subsidiary, increasing its share capital, in exchange for the 7% interest. Following the completion of such capital increase, the Parent has a 93% interest in Natuzzi Singapore. Furthermore, the transaction was also undertaken to increase the Company’s sales of finished goods in the Asian-Pacific countries other than China.

Following the preliminary agreement reached in September 2020, on January 8, 2021, the Company signed a “Share Sell and Purchase Agreement” (the “Agreement”) with Vita Group, the largest European manufacturer of flexible polyurethane foams, for the sale of its entire interest in the subsidiary IMPE S.p.A. which contains the foam operations. The consideration agreed for this sale is 6,100 plus certain customary purchase price adjustments of about 1,800, to be agreed by the end of April 2021. This agreement has been finalised on March 1, 2021. Following the finalisation of such transaction, Vita Group holds 100% of IMPE S.p.A.. The gain realised by the Company is of about 4,800. The cash consideration already received by the Parent at the date of approval of these consolidated financial statements amounts to 4,900 (see notes 7 and 30(C)(iii)).

In March 2021, the Romanian subsidiary obtained a long-term loan from a financial institution, amounting to 5,000. This loan, which is guaranteed by a Romanian governmental authority, has been made available by the Romanian government as part of the COVID-19 measures to support businesses. Such loan has installments repayable on a monthly basis starting from October 2021, after the six-month interest-only period, and ending in March 2025. This long-term debt provides for variable interest installments determined based on the six-month Euribor (360) plus a 2.75% spread (see note 30(C)(iii)).

On December 31, 2020, the Parent signed the preliminary agreement with a third party for the disposal of the idle industrial real estate complex “Via Dell’Avena” located in the city of Altamura (Bari), just a few miles away from its headquarters, for a consideration of 1,300.The sale contract should be finalised within May 2021. Following such disposal, the Parent will realise a gain of 480 (see note 7).

In March 2021, following the preliminary agreement reached in December 2020, the Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello” located in the city of Altamura (Bari), just a few miles away from its headquarters. The cash consideration received by the Company for such disposal amounts to 1,250, while the gain realised is of 366 (see note 7).

In April 2021, the Parent announced that it has entered into a preliminary and non-binding agreement (the “Preliminary Agreement”) with Truong Thanh Furniture Corporation (“TTF”), a company incorporated under the laws of the Republic of Vietnam and which is engaged in production and distribution of furniture, to form a partnership aimed at strengthening the Group’s operations in the “Asia-Pacific” (APAC) region, excluding Greater China (the “Rest of the APAC Territory”). TTF intends to acquire up to a 20% stake in the Group’s subsidiary Natuzzi Singapore, which is engaged in sales and distribution of furniture and upholstery products under the trademarks of the Group in the Rest of the APAC Territory. Subject to certain terms and conditions set forth in the preliminary agreement and to obtaining any applicable authorizations by the relevant authorities, it is expected that the such acquisition of the interest in Natuzzi Singapore by TTF will be carried out in the next months. Pursuant to the Preliminary Agreement, it is expected that the Parent will maintain a majority of the board members of Natuzzi Singapore. If the parties fail to reach an agreement by May 31, 2021, the Preliminary Agreement will expire.